SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Operations
1.	Operations

Ituran Location and Control Ltd. (the “Company”) commenced operations in 1994.  The Company and its subsidiaries (the “Group”) are engaged in the provision of Location based Telematics services and machine-to-machine Telematics products for use in stolen vehicle recovery, fleet management and other applications.

On September 13, 2018 the company closed the acquisition of 81.3% of the shares of Road Track Holding S.L (“Road Track”), a telematics’ company operating primarily in the Latin American region.

The company paid the shareholders of Road Track $91.7 million for 81.3% of the company's shares, valuing the company at approximately $113 million. Of this, $75.7 million was paid in cash, through a debt facility provided by Ituran’s lending bank (See Note 10). An additional $12 million was paid in the company shares. The remaining $4 million will be paid out of the company’s equity as a bonus over the coming three years to the senior management of Road Track who will remain with the company through the end of that period. The final consideration paid to the sellers was subject to downward adjustments depending on the full year 2018 performance of Road Track (See Note 3).

Functional currency and translation to the reporting currency
2.	Functional currency and translation to the reporting currency

The functional currency of the Company and its subsidiaries located in Israel (except those that are held through the subsidiary “Road track”) is the New Israeli Shekel (“NIS”), which is the local currency in which those entities operate. The functional currency of the foreign subsidiaries located in Brazil is the Brazilian Real and the functional currency of the rest of the subsidiaries is the US Dollar.

The consolidated financial statements of the Company and all of its subsidiaries were translated into U.S. dollars in accordance with the standards of the Financial Accounting Standards Board ("FASB").  Accordingly, assets and liabilities were translated from local currencies to U.S. dollars using yearend exchange rates, and income and expense items were translated at average exchange rates during the year.

Gains or losses resulting from translation adjustments (which result from translating an entity’s financial statements into U.S. dollars if its functional currency is different than the U.S. dollar) are reported in other comprehensive income and are reflected in equity, under “accumulated other comprehensive income (loss)”. Translation gains and losses resulting from changes in exchange rates used in the translation of intercompany balances that are long term investment nature (i.e. which their settlement is not planned or anticipated) are also included in other comprehensive income (loss).

When an economy in which a foreign entity of the group operates, becomes highly inflationary environment (an economy with a cumulative inflation rate of approximately 100% or more over a three-year period), the financial statements of that foreign entity are remeasured as if its functional currency is the reporting currency of its parent.

Balances denominated in, or linked to foreign currency are stated on the basis of the exchange rates prevailing at the balance sheet date.  For foreign currency transactions included in the statement of income, the exchange rates applicable on the relevant transaction dates are used.  Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses as applicable.

The following table presents data regarding the dollar exchange rate of relevant currencies and the Israeli CPI:

	Exchange rate of one US dollar			Israeli CPI(*)
	NIS	Real	Argentinian Pezo (**)
At December 31,
2018	3.748	3.8748	37.801	113.95 points
2017	3.467	3.3080	18.774	113.05 points
2016	3.845	3.2591	15.850	112.59 points
Increase (decrease) during the year:
2018	8.10%	17.13%	101.35%	0.8%
2017	(9.83)%	1.50%	18.45%	0.4%
2016	(1.46)%	(16.54)%	21.87%	(0.2)%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.

(**)	commencing the third quarter of 2018 the Argentinian economy declared as a hyperinflationary economy (See above).

Basis of presentation
3.	Basis of presentation
The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Use of estimates in the preparation of financial statements
4.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from the estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to legal contingencies, valuation of goodwill and intangibles, impairment of goodwill, obligation to purchase non-controlling interests, revenue recognition and related deferred expenses (contract costs), deferred taxes and tax liabilities.

Principles of consolidation
B.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries.  In these financial statements, the term “subsidiary” refers to a company over which the Company exerts control (ownership interest of more than 50%), and the financial statements of which are consolidated with those of the Company.  Significant intercompany transactions and balances are eliminated upon consolidation; profits from intercompany sales, not yet realized outside of the Group, are also eliminated.  Non-controlling interests are presented in equity.

Changes in the Company ownership interest in a subsidiary while the control is retained are accounted for as equity transactions and accordingly no gain or loss is recognized in consolidated net income or comprehensive income. Upon such transaction, the carrying amount of the non-controlling interest is adjusted to reflect the change in its ownership interest in the subsidiary and any difference between the fair value of the consideration received or paid and the amount by which the non-controlling interest was adjusted is recognized in additional paid-in capital.

Cash and cash equivalents
C.      Cash and cash equivalents

The Group considers all highly liquid investments, which include short-term bank deposits that are not restricted as to withdrawal or use, and short-term debentures, with original periods to maturity not exceeding three months, to be cash equivalents.

Marketable securities
D.	Marketable securities

Until December 31, 2017, The Company accounted for investments in debt and equity securities in accordance with ASC Topic 320-10, "Investments - Debt and Equity Securities"(“ASC Topic 320-10”).

According to ASC Topic 320, investments in securities that are categorized as trading securities are stated at market value and the changes in market value are charged to financing income or expenses. Management determined the appropriate classification of such investments in debt and equity securities at the time of purchase and reassessed such determination at each balance sheet date.

Commencing January 1, 2018 and upon the adoption of ASU 2016-01- Financial Instruments—Overall (Subtopic 825-10), the Company continue to account for its investments in debt securities in accordance with ASC Topic 320-10, which is now applicable to Debt Securities only, while equity securities are accounted for in accordance with ASC Topic 321-10, "Investments - Equity Securities" (“ASC Topic 321-10”).

According to ASC Topic 321-10, equity securities with readily determinable fair value are measured upon initial recognition and in subsequent periods at fair value with gains and losses reported periodically in earnings as financing income or expenses.

The investments in debt and equity securities that were held by the Company during the reported periods and were subject to the provisions of ASC Topic 320-10 were designated by management as trading securities.

Changes in fair value measurement of debt and equity securities for the years 2018, 2017 and 2016 amounted to approximately US$ 166,000, US$ 397,000 and US$ 115,000, respectively.

Treasury stock
E.       Treasury stock

Company shares held by the Company are presented as a reduction of equity, at their cost, under the caption “Treasury Stock”. Gains and losses upon sale of these shares, net of related income taxes, are recorded as additional paid in capital.

Allowance for doubtful accounts
F.       Allowance for doubtful accounts

The allowance for doubtful accounts is determined with respect to amounts the Group has determined to be doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with customers, the length of time that the balance is past due, the customer's current ability to pay and available information about the credit risk on such customers.  See also Note 20A.

The allowance in respect of accounts receivable at December 31, 2018 and 2017 was US$ 3,512,000 and US$ 2,532,000, respectively.

Inventories
G.      Inventories

Inventories are stated at the lower of cost or net realizable value.  Cost is determined as follows: raw materials and finished products – mainly on the basis of first-in, first-out (FIFO).

Investment in affiliated companies
H.      Investment in affiliated companies

Investments in companies in which the Group has significant influence (ownership interest of between 20% and 50%) but less than controlling interests, are accounted for by the equity method.  Income on intercompany sales, not yet realized outside of the Group, was eliminated.  The Company also reviews these investments for impairment whenever events indicate the carrying amount may not be recoverable.

In accordance with ASC Topic 323-10-40-1, a change in the Company’s proportionate share of an investee’s equity, resulting from issuance of shares by the investee to third parties, is accounted for as if the Company had sold a proportionate share of its investment. Any gain or loss resulting from an investee’s share issuance is recognized in earnings.

When the company obtain control of an affiliated company that was accounted for by the equity method, the investment is then remeasured at its fair value as of the date of which control was obtained and any remeasurement gain or loss is recognized in earnings.

Management evaluates investments in affiliated companies, for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances and includes analysis of relevant financial information (e.g. budgets, business plans, financial statements, etc.). During 2018 and 2017, no impairment was identified.

Investments in companies in which the company no longer has significant influence, are classified as "investments in other companies".  See I. below.

Investment in other company
I.	Investment in other company

Until December 31, 2017, Non-marketable investments in shares of other companies without readily determinable fair values (in which the Company does not have a controlling interest nor significant influence) was accounted for at cost, net of write down for any permanent decrease in value.

Upon the adoption of ASU 2016-01 Financial Instruments—Overall (Subtopic 825-10):

Recognition and Measurement of Financial Assets and Financial Liabilities, equity investments without readily determinable fair values are measured at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Periodic changes in the basis of these equity investments are reported in current earnings. In addition, at each reporting period a qualitative assessment is performed to identify impairment. When a qualitative assessment indicates an impairment exists, the Company estimates the fair value of the investment and recognize in current earnings an impairment loss equal to the difference between the fair value and the carrying amount of the equity investment.

Derivatives
J.	Derivatives

The group applies the provisions of ASC Topic 815, "Derivatives and Hedging".  In accordance with ASC Topic 815, all the derivative financial instruments are recognized as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value of a derivative financial instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For derivative financial instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

From time to time the Company carries out transactions involving foreign exchange derivative financial instruments (forward exchange contracts) which are mostly designed to hedge the cash flows expected to be paid with respect to forecasted monthly purchases of inventory, denominated in currencies other than the functional currency of the Company. Such transactions were designated as hedging instruments on the date that the Company entered into such derivative contracts, and were determined to qualify as cash flow hedges under ASC Topic 815.

Until December 31, 2017 (the date of early adoption of ASU 2017-12 - see Note 1AA), the effective portion of the changes in fair value of the derivative instruments designated for hedging purposes was reported as other comprehensive income (loss), net of tax under the caption "unrealized gains (losses) in respect of derivative financial instruments designated for cash flow hedge" and was reclassified to the statements of income when the hedged transaction realizes. During the reporting periods, up and until December 31, 2017, the gains or losses required to be recognized in earnings for hedge ineffectiveness were insignificant.

Commencing January 1, 2018, the entire changes in fair value of the derivative instruments designated for hedging purposes that were determined as qualifying for hedging purposes (including the ineffective components of the hedging relationship) were reported as other comprehensive income (loss), net of tax under the caption "unrealized gains (losses) in respect of derivative financial instruments designated for cash flow hedge" and were reclassified to the statements of income when the hedged transaction realizes.

See also Note 20B for further information regarding the hedging activities of the Company.

Property and equipment
K.	Property and equipment

1.
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.  Leasehold improvements are depreciated on the straight-line method over the shorter of the estimated useful life of the property or the duration of the lease.

2.	Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Impairment of long-lived assets
L.	Impairment of long-lived assets

The Group’s long-lived assets (including finite-lived intangible assets) are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value (see also Note 1N).

Income taxes
M.	Income taxes

The Group accounts for income taxes in accordance with ASC Topic 740-10, "Income Taxes". According to this guidance, deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law.  Deferred tax balances are computed using the tax rates expected to be in effect at the time when these differences reverse. Valuation allowances in respect of the deferred tax assets are provided for if, based upon the weight of available evidence, it is more likely than not that all or a portion of the deferred income tax assets will not be realized.

US GAAP provides that the tax effects from an uncertain tax position can be recognized in the financial statements only if the position is "more-likely-than-not" to be sustained were to be challenged by a taxing authority.  The assessment of a tax position is based solely on the technical merits of the position, without regard the likelihood that the tax position may be challenged.  If an uncertain tax position meets the "more-likely-than-not" threshold, the largest amount of tax benefit that is greater than 50% likely to be recognized upon ultimate settlement with the taxing authority is recorded.

Following the initial application of ASU 2015-17 which became effective on January 1, 2017, deferred tax balances are presented as non-current amounts.

The Company recognizes interest as interest expenses (among financing expenses) and penalties, if any, related to unrecognized tax benefits in its provision for income tax.

Goodwill and intangible assets
N.	Goodwill and intangible assets

1.
Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in business combinations accounted for in accordance with the "purchase method" and is allocated to reporting units at acquisition.  Goodwill is not amortized but rather tested for impairment at least annually in accordance with the provisions of ASC Topic 350, "Intangibles - Goodwill and Other".

The company elected to perform the goodwill annual impairment test for its operating units as follows:

•
An amount of approximately $59.4 million (resulted from the acquisition described in Note 3) will be tested on June 30, of each year, or more often if indicators of impairment are present. As of the date of issuance of the 2018 consolidated financial statements, the company did not complete the assignment of such goodwill to the reporting units. The allocation will be completed before the performance of the next annual impairment test.

•
An amount of approximately $3.5 million relates to two different reporting units (resulted from past acquisitions) are tested at December 31 of each year, or more often if indicators of impairment are present.

As required by ASC Topic 350, the Company chooses either to perform a qualitative assessment whether the two-step goodwill impairment test is necessary or proceeds directly to the two-step goodwill impairment test. Such determination is made for each reporting unit on a stand-alone basis.  The qualitative assessment includes various factors such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors. When the Company chooses to perform a qualitative assessment and determines that it is more likely than not (more than 50 percent likelihood) that the fair value of the reporting unit is less than its carrying value, then the Company proceeds to the two-step goodwill impairment test. If the Company determines Otherwise, no further evaluation is necessary.

When the Company decides or is required to perform the two-step goodwill impairment test, the Company compares the fair value of the reporting unit to its carrying value ("step 1"). If the fair value of the reporting unit exceeds the carrying value of the reporting unit net assets (including the goodwill allocated to such reporting unit), goodwill is considered not to be impaired, and no further testing is required. If the carrying value exceeds the fair value of the reporting unit, then the implied fair value of goodwill is determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss is recorded for the excess, if any, of the carrying value of the goodwill allocated to the reporting unit over its implied fair value ("step 2").

The Company applies assumptions that market participants would consider in determining the fair value of each reporting unit and the fair value of the identifiable assets and liabilities of the reporting units, as applicable.

As of December 31, 2018, the Company had two reporting units (related to its previous business) that include goodwill (two in 2017 and two in 2016). As described above, the company did not complete the assignment of goodwill resulted from the acquisition described in Note 3, which is expected to be allocated to new reporting units under the existing reporting segments.

The Company performed a qualitative assessment for two reporting units as of December 31, 2018 and 2017, and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required, with respect to such units.

2.
Intangible assets with finite lives (As of December 31,2018, the Balance of intangible assets consist of customer relationship, technology and  others) are amortized using the straight-line basis over their useful lives, to reflect the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up.

As a part of the acquisition of describe in Notes 1A,3 the company got control over intangible assets in a fair value of approximately US$ 38,583 thousand.

As of December 31, 2018, the intangible assets are amortized as follows:

Years
Customer relationship	8
Technology services	8
Other	5

Recoverability of intangible assets is measured as described in Note 1L above.

Contingencies
O.	Contingencies

The Company and its subsidiaries are involved in certain legal proceedings that arise from time to time in the ordinary course of their business and in connection with certain agreements with third parties. Except for income tax contingencies, the Company records accruals for contingencies to the extent that the management concludes that the occurrence is probable and that the related liabilities are estimable. Legal expenses associated with contingencies are expensed as incurred.

Funds in respect of, and liability for employee rights upon retirement
P.	Funds in respect of, and liability for employee rights upon retirement

The Company's liability for employee rights upon retirement with respect to its Israeli employees is calculated, pursuant to Israeli severance pay law, based on the most recent salary of each employee multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company makes monthly deposits to insurance policies and severance pay funds. The liability of the Company is fully provided for.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn upon the fulfillment of the obligation pursuant to Israeli severance pay laws or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes profits or losses.

The liability for employee rights upon retirement in respect of the employees of the non-Israeli subsidiaries of the Company, is calculated on the basis of the labor laws of the country in which the subsidiary is located and is covered by an appropriate accrual.

Severance expenses for the years ended December 31, 2018, 2017 and 2016, amounted to US$ 1,461,000, US$ 1,309,000 and US$ 1,087,000, respectively.

Revenue recognition
Q.	Revenue recognition

The Company and its subsidiaries generate revenue from subscriber fees for the provision of services and sales of systems and products, mainly in respect of fleet management services, stolen vehicle recovery services and other value-added services. To a lesser extent, revenues are also derived from technical support services. The Company and its subsidiaries sell the systems primarily through their direct sales force and indirectly through resellers.

Revenue recognition accounting policy applied until December 31, 2017 (prior to the adoption of ASC Topic 606);

Revenues were recognized when delivery has occurred and, where applicable, after installation has been completed, there was persuasive evidence of an arrangement, the fee was fixed or determinable and collection of the related receivable was reasonably assured and no further obligations existed. In cases where delivery has occurred but the required installation has not been performed, the company did not recognize the revenues until the installation was completed.

The Company’s revenues were recognized as follows:

1.	Revenues from sales were recognized when title and risk of loss of the product passed to the customer (usually upon delivery).

2.
The Company applied the provisions of ASC Topic 605-25, "Revenue Recognition - Multiple-Element Arrangements", as amended. ASC Topic 605-25 provided guidance on how to account for arrangements that involve the delivery or performance of multiple products, services and/or rights to use assets. For such arrangements, each element of the contract was accounted for as a separate unit when it provided the customer value on a stand-alone basis and if an arrangement included a right of return relative to a delivered item, delivery or performance of the undelivered item or items was considered probable and substantially in the control of the Company. According to ASC 605-25, as amended, when neither "vendor specific objective evidence" of selling price, nor third party price existed, the Company was required to develop a best estimate of the selling price of the deliverables and the entire arrangement consideration was allocated to the deliverables based on the relative selling prices.

Revenues from SVR services subscription fees and from installation services, sold to customers within a single contractually binding arrangement were accounted for revenue recognition purposes, as a single unit of accounting in accordance with ASC Topic 605-25, since the installation services element was determined not to have a value on a stand-alone basis to the customer. Accordingly, the entire contract fee for the two deliverables was recognized ratably on a straight-line basis over the subscription period.

3.
Amounts earned by the Brazilian subsidiary for arranging a bundle transaction of SVR services subscription and installation services together with insurance services to be supplied by a third party insurance company, were recognized ratably on a straight-line basis over the subscription period, since the amount allocated to the company, was contingent upon the delivery of the SVR services. As the insurance company was the primary obligor of the insurance component, the company recognized only the net amounts as revenues, after deduction of amounts related to the insurance component.

4.
Deferred revenues included unearned amounts received from customers (mostly for the provision of installation and subscription services) but not yet recognized as revenues.  Such deferred revenues were recognized as described in paragraph 2, above.

5.	Extended warranty

Revenues from extended warranty which were provided for a monthly fee and were sold separately, were recognized over the duration of the warranty periods.

Revenue recognition accounting policy applied from January 1, 2018 (following the adoption of ASC Topic 606);

On January 1, 2018, the Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) to all contracts, using the modified retrospective method.  Under such method of adoption, the results for reporting periods beginning after January 1, 2018 are presented in accordance with ASC Topic 606, while prior period amounts were not adjusted and are reported in accordance with the previous accounting treatment required under ASC Topic 605.

The cumulative impact of the adoption in an amount of approximately US$3 million (net of tax), was recognized as an adjustment to retained earnings as of January 1, 2018 (see 1AA below).

In accordance with ASC 606, The Company determines revenue recognition through the following five steps:

•	Identification of the contract, or contracts, with a customer;

•	Identification of the performance obligations in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in the contract; and

•	Recognition of revenue when, or as, the Company satisfies a performance obligation.

A contract with a customer exists when all of the following criteria are met: the parties to the contract have approved it (in writing, orally, or in accordance with other customary business practices) and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct goods or services to be transferred (“performance obligations”), the Company can determine the transaction price for the goods or services to be transferred, the contract has commercial substance and it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

Upon each contract inception, the Company assesses the goods or service promised in a contract with a customer and identifies the performance obligations. With respect to contracts that are determined to have multiple performance obligations, such as contracts that combine product with services (mostly SVR services) customer support, the Company allocates the contract’s transaction price to each performance obligation using its best estimate of the relative standalone selling price of each distinct good or service in the contract. The primary method used to estimate the relative standalone selling price is expected costs of satisfying a performance obligation and an appropriate margin for that distinct good or service. In assessing whether to allocate variable consideration to a specific part of the contract, the Company considers the nature of variable payment (if any) and whether it relates specifically to its efforts to satisfy a specific part of the contract.

Revenues are recognized when, or as, control of services or products is transferred to the customers at a point in time or over time, as applicable to each performance obligation.

Revenues are recorded in the amount of consideration to which the Company expects to be entitled in exchange for performance obligations upon transfer of control to the customer, excluding amounts collected on behalf of other third parties and sales taxes.

The Company does not adjust the amount of consideration for the effects of a significant financing component since the Company expects, at contract inception, that the period between the time of transfer of the promised goods or services to the customer and the time the customer pays for these goods or services to be generally one year or less, based on the practical expedient. The Company’s credit terms to customers are, on average, between thirty and ninety days.

In accordance with ASC 606, the Company’s revenues are recognized as follows:

1.	Revenues from sales of AVL products are recognized when the control of the product passed to the customer (usually upon delivery).

2.	Revenues from provision of SVR services are recognized over time, as the customers simultaneously receive and consume the benefits provided by the Company performance as the Company performs.

3.
For arrangements that involve the delivery or performance of multiple products (mostly, AVL products), services (such as SVR services) and/or rights to use assets, the Company analyzes whether the goods or services that were promised to the customer are distinct. A good or service promised to a customer is considered ‘distinct’ if both of the following criteria are met: 1. The customer can benefit from the good or service, either on its own or together with other resources that are readily available to the customer; and, 2. The Company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. When the above criteria are met the revenue recognition for the related products and/or services are recognized as described in 1 and 2 above, as applicable.

With respect to arrangement that are determined to have multiple performance obligations that are distinct, the Company allocates the contract’s transaction price to each performance obligation using its best estimate of the relative standalone selling price of each distinct good or service in the contract. The primary method used to estimate the relative standalone selling price is the expected costs of satisfying the performance obligation with an appropriate margin for that distinct good or service.

Revenues from SVR services subscription fees and from installation services, sold to customers within a single contractually binding arrangement were accounted for revenue recognition purposes, as a single performance obligation, since the installation services element was determined not to be ‘distinct’. Accordingly, the entire contract fee for the two deliverables was recognized over time, on a straight-line basis over the subscription period.

4.
Amounts earned by certain Brazilian subsidiary for arranging a bundle transaction of SVR services subscription and installation services together with insurance services to be supplied by a third party insurance company, are recognized ratably on a straight-line basis over the subscription period (see 3 above), since the amount allocated to the company (for the SVR services subscription, installation services and for arranging the transaction), was contingent upon the delivery of the SVR services. As the insurance company is acting as a principal with respect to the insurance component, the company recognized only the net amounts as revenues, after deduction of amounts related to the insurance component.

5.
Deferred revenues include unearned amounts received from customers (mostly for the provision of installation, future subscription services and extended warranty) but not yet recognized as revenues.  Such deferred revenues are recognized as described in paragraph 3 above or paragraph 6 below, as applicable.

6.	Extended warranty

In the majority of countries, in which the Company operates, the statutory warranty period is one year, and the extended warranty covers periods beyond year one. Revenues from extended warranty include warranty services which were sold separately for a monthly fee, or warranty services that were determined to represent a separate performance obligation and were sold together with an AVL unit. Such revenues are recognized over the duration of the warranty periods.

Below is a description of the effect of the adoption of ASC 606 on the consolidated balance sheet

	US dollars
	December 31, 2017
(in thousands)	Balances as reported	New Revenue Standard Adjustment	Adjusted balances
Liabilities
Deferred revenues (including current portion)	(14,037)	(3,911)	(17,948)
Deferred income Tax	8,398	939	9,337
Shareholders’ Equity
Accumulated Deficit	(92,065)	2,972	(89,093)

The following table summarize the impacts of adopting Topic 606 on the Company’s consolidated financial statements for the year ended December 31, 2018:

	US dollars
	Year ended December 31, 2018
(in thousands except earnings per share)	as reported	New Revenue Standard Adjustment	Balances as if Topic 606 was not adopted
Revenues:
Telematics services	181,357	-	181,357
Telematics products	71,978	166	72,144
	253,335	166	253,501

Cost of revenues	(126,007)	-	(126,007)
Research and development expenses	(6,223)	-	(6,223)
Selling and marketing expenses	(11,340)	-	(11,340)
General and administrative expenses	(47,693)	-	(47,693)
Other income, net	306	-	306
Other income, net	13,138	-	13,138
Financing income, net	717	-	717
Income tax expenses	(17,273)	(464)	(17,737)
Share in gains of affiliated companies, net	4,219	-	4,219
Net income for the year	63,179	(298)	62,881

The following is a description of principal activities separated by reportable segments from which the Company generates its revenue. For more detailed information about reportable segments including geographic segregation of revenues based on customers location, see Note 19.

In the following table, revenue is disaggregated by primary major product line, and timing of revenue recognition:

	US dollars
	Reportable segments results of operations
(in thousands)	Year ended December 31, 2018
Liabilities	Telematics services	Telematics products	Total
At a point of time	-	70,133	70,133
Over a period of time	181,357	1,845	183,202
	181,357	71,979	253,335

Warranty costs
R.	Warranty costs

The Company provides a standard warranty for its products to end-users at no extra charge. The Company estimates the costs that may be incurred under its warranty obligation and records a liability at the time the related revenues are recognized.

Among the factors affecting the warranty liability are the number of installed units and historical percentages of warranty claims. The Company periodically assesses the adequacy of the recorded warranty liability and adjusts the amount to the extent necessary. To date, warranty costs and the related liabilities related to the standard warranty period have not been material.

Research and development costs
S.	Research and development costs

1.	Research and development costs (other than computer software related expenses) are expensed as incurred.

2.	Software Development Costs

All research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC Topic 985-20, “Costs of Software to be Sold, Leased or Marketed”.

Capitalized software costs are amortized on a product by product basis by the straight-line method over the estimated useful life of the software product (approximately 5 years).

The Company assesses the recoverability of these intangible assets on a regular basis by assessing the net realizable value of such intangible assets based on the estimated future gross revenues from each product net of the estimated future costs of completing and disposing of that product (including the estimated costs of performing maintenance and customer support over the remaining economical useful life), cost of completion of products and cost of delivery to customers over its remaining economical useful life. During the years ended December 31, 2018, no such unrecoverable amounts were identified (prior to January 1, 2018, software development costs that were capitalized were in insignificant amount).

Advertising costs
T.	Advertising costs

Advertising costs are expensed as incurred.

Advertising expenses for the years ended December 31, 2018, 2017 and 2016 amounted to US$ 8.1 million, US$ 8.5 million and US$ 6.9 million, respectively. Advertising expenses are presented among "selling and marketing expenses".

Earnings per share
U.      Earnings per share

Basic earnings per share are computed by dividing net income attributable to the common shares, by the weighted average number of shares outstanding during the year, net of the weighted average number of treasury stock.

In computing diluted earnings per share, basic earnings per share are adjusted to reflect the effect of any potential dilutive ordinary shares. During the reporting periods there were no such potential shares.

Fair value measurements
V.      Fair value measurements

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As such, fair value is a market based measurement that is required to be determined based on the assumptions that market participants would use to determine the price of an asset or a liability.

As a basis for considering such assumptions, the fair value accounting standard establishes the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs are used when little or no market data is available. Level 3 inputs are considered as the lowest priority under the fair value hierarchy.

In determining fair value, companies are required to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as to consider counterparty credit risk in the assessment of fair value.

Regarding the fair value measurements of financial assets and liabilities and the fair value hierarchy of such measurements, see Note 20C.

The Company also measures certain non-financial assets, consisting mainly goodwill and intangible assets at fair value on a nonrecurring basis.  These assets are adjusted to fair value when they are considered to be impaired (see 1N and 1L above).

As a part of the acquisition describe in Notes 1A,3 the company recognized goodwill in an amount of approximately US$ 59.4 million. As required by ASC Topic 350 the company will test the goodwill for impairment on June 2019.

Deferred installation expenses and prepaid expenses
W.	Deferred installation expenses and prepaid expenses

Direct installation expenses incurred at the inception of specific subscription arrangements in certain subsidiary in Brazil with specific customers, to enable the Company's subsidiary in Brazil to perform under the terms of the arrangement.

Such installation activities were determined not to represent a separate performance obligation   for revenue recognition purposes in accordance with the principles of ASC 606, as they were determined not to be considered ‘distinct’ (see Note 1Q above).

The Company has determined that such expenses relate directly to obtaining or fulfilling contract with a specific subscriber, they generate or enhance the Company resources and are expected to be recovered.

In accordance with ASC 340-40, Other Assets and Deferred Costs: Contracts with Customers, such installation costs are capitalized and presented as "Deferred installation expenses" within the balances "Other current assets" and "Other non-current assets", as applicable.

The deferred expenses are amortized over the estimated life of the related subscription arrangements by the straight-line method (usually 20 months). Costs that do not meet the aforementioned criteria, are recognized immediately as expenses.

Prepaid expenses, consist of amounts paid by certain Brazilian subsidiary to insurance companies as a prepaid insurance on behalf of its customers as part of bundle transactions of SVR services together with insurance services to be supplied by a third party insurance company. Under such transactions, the customers are required accordingly to pay to the Brazilian subsidiary a monthly fee for all the bundled services (see Note 1Q regarding the revenue recognition of bundle transactions). The insurance companies are obligated to refund any unearned insurance amounts to the Brazilian subsidiary in the event of termination of the transaction by the customers. The prepaid expenses are amortized over the contractual life of the insurance service with the insurance company (usually 12 months) by the straight-line method. The amortization is netted against the monthly receipts from customers for the bundled services.

Stock-based compensation
X.	Stock-based compensation

The Company measures and recognizes compensation expense for cash bonuses to senior employees, which are based, or partly based, on the price of the Company’s shares in accordance with ASC 718 -30, "Compensation-Stock Compensation - Awards Classified as Liabilities" (See Note 18C regarding "Excess Return Cash Incentives").

The awards are measured at the grant date at their fair value and remeasured at the end of each reporting period through settlement, with changes in the fair value recognized as compensation cost over the requisite service period. Compensation cost for awards that are subject to market conditions are be attributed separately for each vesting tranche of the award (generally calendar year).

Obligation to purchase non-controlling interests
Y.	Obligation to purchase non-controlling interests

An obligation to acquire shares of a subsidiary held by Non-controlling interests at a stated future date, represents liability under ASC Topic 480. Upon initial recognition such liability is measured at fair value in accordance with ASC Topic 480-10-30-3 at the amount of cash that would be paid under the conditions specified in the contract if the shares were repurchased immediately and in subsequent periods at the amount of cash that would be paid under the conditions specified in the contract if settlement occurred at the reporting date with any change in value from the previous reporting date recognized as interest cost. In addition, the Non-controlling interests subject to such obligation are not recognized and no earnings are allocated to them.

Reclassification
Z.	Reclassification

Certain comparative figures have been reclassified to conform to the current year presentation.  Such reclassifications did not have any significant impact on the Company's equity, net income or cash flows.

Recently issued accounting pronouncements
AA.	Recently issued accounting pronouncements

Accounting Standard Update 2014-09, "Revenue from Contracts with Customers"

Commencing January 1, 2018, the Company adopted Accounting Standard Update 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09").

ASU 2014-09 outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. ASU 2014-09 also requires entities to disclose sufficient information, both quantitative and qualitative, to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

An entity should apply the amendments in ASU 2014-09 using one of the following two methods: 1. Retrospectively to each prior reporting period presented with a possibility to elect certain practical expedients, or, 2. Retrospectively with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application. If an entity elects the latter transition method, it also should provide certain additional disclosures.

In accordance with an amendment to ASU 2014-09, introduced by Accounting Standard 2015-14, “Revenue from contracts with Customers – Deferral of the Effective Date”, for a public entity, the amendments in ASU 2014-09 became effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period (the first quarter of fiscal year 2018 for the Company).

The Company has established a process of evaluation of the impact of ASU 2014-09 on its revenue streams and selling contracts and transactions, if any, and on its financial reporting and disclosures, business processes, systems and controls. In such evaluation, management has considered, among other things, the opinion of third party professional accounting advisors.

Based on its evaluation, management concluded that the standard did not have significant effect on the timing of recognizing revenues from SVR services subscription fees, as such services are recognized monthly, or on the timing of recognizing revenues from sales of wireless communications products. However, the standard affected the timing of revenues from certain warranty services related to wireless communications products that the Company provides for periods beyond the period required by law (i.e. one year). Under the previous GAAP, such revenues were regarded as standard warranties as they are not separately priced and the company’s business practice is to provide a three-year warranty as a standard to certain customers.

Under the new guidance, the warranty services exceeding one year are considered as a separate performance obligation (‘a service-type warranty’) and a portion of the transaction price, is allocated to such service, based on the standalone selling price of the warranty. The total amount of revenue recognized from these contracts will not change. However, the revenue allocated to the warranty services is deferred and recognized over the related warranty period on a straight-line basis.

As a result of the above change the company recorded deferred revenues related to the service type warranty as a cumulative adjustment to retained earnings in an amount of approximately US$3 million (net of tax) as of January 1, 2018.

In addition, management has determined that the previous accounting treatment of deferred installation expenses, prepaid and similar expenses will not change significantly, as such expenses are considered under the new guidance as incremental costs of obtaining contracts which are expected to be recovered, Accordingly, they are accounted for as an asset as before.

Accounting Standards Update 2016-02, "Leases"

In February, 2016, the FASB issued its new lease accounting guidance in Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842).

Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: 1. A lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and, 2. A right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing.

Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years (i.e., January 1, 2019, for a calendar year Company). Early application is permitted for all public business entities upon issuance.

Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach.

In July 2018, the FASB issued amendments in ASU 2018-11, which provide a transition election to not restate comparative periods for the effects of applying the new standard. This transition election permits entities to change the date of initial application to the beginning of the earliest comparative period presented, or retrospectively at the beginning of the period of adoption through a cumulative-effect adjustment.

The Company expects to adopt the new standard on January 1, 2019 and to as the effective date as the date of initial application. Consequently, the effect of the adoption will be reflected through a cumulative-effect adjustment, financial information for comparative periods will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2019.

The new standard provides a number of optional practical expedients in transition some of which, if elected, are required to be applied as a package (package of practical expedients) while other expedients can be applied on a stand-alone basis. Such package permits the Company not to reassess its prior conclusions regarding lease identification, lease classification and initial direct costs under the new standard. the company currently believes that the most significant impact will be reflected in: (i) the recognition of right-of-use assets and lease liabilities on the company’s balance sheet for its operating leases of facilities, base stations and motor vehicles, and (ii) the requirement to provide significant new disclosures regarding leasing activities. The Company, however, does not expect a material impact to its consolidated statements of income and consolidated statements of cash flow.

Following adoption of the new standard, the Company expects to recognize additional operating liabilities in an estimated amount of $8 to $10 million, with corresponding right-of-use assets of approximately the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases.

In addition, the adoption is not expected to have significant effect on the Company’s ability to comply with the covenants of its liabilities outstanding as of the adoption date.

Accounting Standards Update No. 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment ("ASU 2017-04").

ASU 2017-04 eliminate Step 2 from the goodwill impairment test, to simplify the subsequent measurement of goodwill. In accordance with the new guidance, the annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable.

The amendments also eliminate the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary.

The amendments should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition.

A public business entity that is a U.S. Securities and Exchange Commission (SEC) filer should adopt the amendments for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019.

Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

Management does not believe that the provisions of ASU 2017-04 will have a significant effect on its consolidated financial statements.

Accounting Standards Update No. 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”

In June 2016, The FASB has issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”).

The ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations.

ASU 2016-13 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates.

Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances.

ASU 2016-13 requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements.

In addition, ASU 2016-13 amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration.

ASU 2016-13 is effective for SEC filers for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 (i.e., January 1, 2020, for calendar year entities).
Early application will be permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

The Company is in the process of assessing the impact, if any, of ASU 2016-13 on its consolidated financial statements.

Accounting Standards Update 2017-12 “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities”

In August 2017, the FASB issued ASC Update 2017-12, “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. (ASU 2017-12)”

ASU 2017-12, amends the hedge accounting recognition and presentation requirements in ASC 815 in order to (1) improve the transparency and understandability of information conveyed to financial statement users about an entity’s risk management activities by better aligning the entity’s financial reporting for hedging relationships with those risk management activities and (2) reduce the complexity of and simplify the application of hedge accounting by preparers.

ASU 2017-12 eliminates the concept of separately recognizing periodic hedge ineffectiveness for cash flow and net investment hedges. Accordingly, the impact of both the effective and ineffective components of a hedging relationship will be recognized in the same financial reporting period and in the same income statement line item. Also, the guidance in ASU 2017-12 includes certain targeted improvements to existing guidance on quantitative and qualitative assessments of initial and ongoing hedge effectiveness.

The transition guidance in ASU 2017-12 requires an entity to apply the amendments using a modified retrospective approach to hedging relationships that exist as of the date of adoption by recording a cumulative-effect adjustment to the opening balance of retained earnings as of the most recent period presented. Entities must apply the new and modified disclosure requirements prospectively from the date of adoption.

For public business entities, the guidance in ASU 2017-12 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. Early application of the guidance is permitted, including in an interim reporting period.

The Company elected to early apply ASU 2017-12, commencing January 1, 2018. The transition guidance in ASU 2017-12 requires an entity to apply the amendments using the modified retrospective approach to hedging relationships that exist as of the date of adoption. However, due to the limited hedging activities of the Company as of the date of adoption, the adoption did not affect the consolidated financial statements.